Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 205,975,174	$ 29,454,058	¥ 146,371,285
Cost of revenues	(134,286,878)	(19,202,768)	(103,811,688)
Gross profit	71,688,296	10,251,290	42,559,597
Operating expenses
Selling and marketing expenses	(41,447,497)	(5,926,913)	(18,564,666)
General and administrative expenses	(20,919,236)	(2,991,411)	(14,282,228)
Research and development expenses	(4,692,879)	(671,073)	(5,908,365)
Total operating expenses	(67,059,612)	(9,589,397)	(38,755,259)
Income from operations	4,628,684	661,893	3,804,338
Interest expense, net	(2,073,804)	(296,550)	(1,605,974)
Other income, net	1,846,294	264,017	533,414
Loss on extinguishment of convertible notes	(592,990)	(84,796)	(4,438,430)
Changes in fair value of derivative liabilities	62,938	9,000	722,631
Changes in fair value of warrant liabilities	(1,288,129)	(184,200)	1,430,663
Income Before Income Taxes	2,582,993	369,364	446,642
Income tax expenses	(2,028,478)	(290,068)	(1,091,247)
Net (Loss) Income	554,515	79,296	(644,605)
Less: net income attributable to non-controlling interests	(4,885,001)	(698,546)
Net loss attributable to Zhibao Technology Inc.’s Shareholders	(4,330,486)	(619,250)	(644,605)
Net (Loss) Income	554,515	79,296	(644,605)
Other comprehensive income (loss)
Foreign currency translation adjustments	(857,760)	(122,658)	(364,145)
Comprehensive loss	(303,245)	(43,362)	(1,008,750)
Less: net comprehensive income attributable to non-controlling interests	(4,885,001)	(698,546)
Comprehensive loss attributable to Zhibao Technology Inc.’s Shareholders	¥ (5,188,246)	$ (741,908)	¥ (1,008,750)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic (in Shares)	32,948,633	32,948,633	31,587,188
Weighted average number of ordinary share outstanding, diluted (in Shares)	32,948,633	32,948,633	31,587,188
Loss per share
Loss per share, basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.13)	$ (0.02)	¥ (0.02)
Loss per share, diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.13)	$ (0.02)	¥ (0.02)